Stockholders’ Equity (Details) - USD ($)																2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 21, 2025	Feb. 11, 2025	Jan. 14, 2025	Jan. 13, 2025	Dec. 16, 2024	Nov. 15, 2024	Oct. 18, 2024	Jun. 30, 2024	Jun. 17, 2024	Mar. 07, 2024	Mar. 04, 2024	Nov. 15, 2023	Nov. 13, 2023	Feb. 14, 2023	Oct. 17, 2022	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Feb. 14, 2024	Jan. 15, 2024	Jan. 27, 2023	Jan. 20, 2023
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized																1,000,000	1,000,000		1,000,000
Preferred stock, per value (in Dollars per share)																$ 0.0001	$ 0.0001		$ 0.0001
Exercised shares
Cash proceeds from the trust Account (in Dollars)												$ 36,383,179
Shares issued																			260,000
Reclassified from noncontrolling interest (in Dollars)																			$ 8,801,000
Shares issued for services																			43,800
Grant date fair value (in Dollars per share)																			$ 2.06
Share-based compensation expense (in Dollars)										$ 573,568							$ 368,093
Vesting period																			10 years
Over the next term																			2 years 6 months
Accrued payables (in Dollars)																			$ 260,000
Consultant fees (in Dollars)							$ 20,000
Cash (in Dollars)																			$ 8,000,000
Trading days	20 days						5 days
Withholding taxes shares																			13,394
Intrinsic value (in Dollars)																			$ 0
Warrant term																					5 years
Proceeds from common stock (in Dollars)																	$ 4,341,532		$ 2,628,334
Common Stock individual shares									100,000
Repaid purchase business days																			2 days
Resale of consummation business combination days																	30 days		30 days
Noncontrolling interest (in Dollars)		$ 3,385,000
Percentage of overriding royalty interest																	10.00%
Outstanding accounts payable (in Dollars)																			$ 10,888
Share-based compensation expense																		699,248
Additional share based compensation expense (in Dollars)																	$ 750,947
Percentage of volume-weighted average price																	90.00%
Rapid purchase days																	2 days
Class A Common Stock Warrants [Member]
Stockholders’ Equity [Line Items]
Share-based compensation expense (in Dollars)																			$ 750,947
Warrant issued																			1,200,000
Warrant term																			2 years
Warrant exercise price per share (in Dollars per share)																			$ 0.75
Fair value amount (in Dollars)																			$ 981,826
Warrants vested outstanding amount (in Dollars)																			$ 62,820
CEO [Member]
Stockholders’ Equity [Line Items]
Grant date fair value (in Dollars per share)																			$ 1.8
Share-based compensation expense (in Dollars)																			$ 108,000
Board of Directors [Member]
Stockholders’ Equity [Line Items]
Restricted stock					30,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Restricted stock																			213,167
Number of commitment shares										440,000
Issued shares																			2,230,000
Noncontrolling interest (in Dollars)																			$ 8,801,000
Common Stock [Member] | CEO [Member]
Stockholders’ Equity [Line Items]
Shares issued																			89,000
Issued fair value (in Dollars)																			$ 900,000
Consulting Agreement [Member]
Stockholders’ Equity [Line Items]
Cash (in Dollars)							$ 5,000
Non Redemption Agreement [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)													$ 0.0001
Cash proceeds from the trust Account (in Dollars)																			$ 6,017,960
Number of shares transferred or exchanged													600,000
Redemption price per share (in Dollars per share)																			$ 5
Redemption value (in Dollars)																			$ 3,567,960
Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Sale of stock shares issued																			4,770,000
Proceeds from common stock (in Dollars)															$ 150,000,000		$ 4,341,532		$ 2,628,344
Sales value (in Dollars)																	$ 2,000,000
Common stock effective rate																	400.00%
Commencing days after the business combination																	3 days
Share issued																	4,770,000
Common stock rate																	30.00%
Percentage of volume-weighted average price																	96.00%
Common Stock Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)															$ 0.0001
Sale of stock shares issued																	1,500,000
Proceeds from common stock (in Dollars)																	$ 593,760
Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)					$ 0.593
Vesting period					3 years	3 years
Vesting shares						35,000
Employees received shares																			225,000
Number of award shares						30,000
Stock price (in Dollars per share)																			$ 1.97
Restricted stock																			266,333
Restricted Stock Units (RSUs) [Member] | CEO [Member]
Stockholders’ Equity [Line Items]
Employees received shares																			50,000
Restricted Stock Units (RSUs) [Member] | Board of Directors [Member]
Stockholders’ Equity [Line Items]
Shares issued											224,500
Vesting period											3 years
Vesting shares						112,500					112,000
Preferred Units [Member]
Stockholders’ Equity [Line Items]
Number of shares transferred or exchanged																	1,500,000
Commitment Shares [Member]
Stockholders’ Equity [Line Items]
Percentage of daily trading volume of common stock																	7.00%
HNRA [Member]
Stockholders’ Equity [Line Items]
Exercised shares												3,323,707
HNRA [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)												$ 0.0001
Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued								301,878
Rapid Purchase Notice [Member]
Stockholders’ Equity [Line Items]
Repaid purchase business days																			2 days
Rapid purchase days																	2 days
Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Share issued																	9,357
Commitment Shares [Member]
Stockholders’ Equity [Line Items]
Percentage of daily trading volume of common stock																	7.00%
Commitment Shares [Member]
Stockholders’ Equity [Line Items]
Interests percentage									7.00%										7.00%
Percentage of daily trading volume of common stock									7.00%
Convertible Note [Member]
Stockholders’ Equity [Line Items]
Outstanding principal amount (in Dollars)																	$ 268,500
Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Proceeds from common stock (in Dollars)															$ 150,000,000
Sales value (in Dollars)																			$ 2,000,000
Common stock effective rate																			400.00%
Dividend rate																			30.00%
Weighted average price of common stock, percentage																			96.00%
Consecutive trading day																	2 days		2 days
Commencing days after the business combination																			3 days
Common Stock Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)															$ 0.0001
Loans Payable [Member]
Stockholders’ Equity [Line Items]
Grant date fair value (in Dollars per share)																			$ 2.01
Share-based compensation expense (in Dollars)																			$ 56,708
Founders [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued																			20,000
Issued fair value (in Dollars)																			$ 135,400
Consultant [Member]
Stockholders’ Equity [Line Items]
Shares issued																			34,000
Shares issued for services			45,050
Value issued for services (in Dollars)			$ 45,050
Issued fair value (in Dollars)																			$ 32,200
Rhône Merchant House, Ltd [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Number of award shares						60,000
Rhône Merchant House, Ltd [Member] | Commitment Shares [Member]
Stockholders’ Equity [Line Items]
Interests percentage																			7.00%
White Lion [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																			$ 10.86
Commitment fee (in Dollars)																			$ 1,500,000
White Lion [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued																	100,000		100,000
MIPA [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)												$ 0.0001
Common stock, shares authorized												121,000,000
Mr. Orr [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Number of award shares														60,000
Pogo Royalty [Member]
Stockholders’ Equity [Line Items]
Royalty payable (in Dollars)																	$ 14,000,000
Settle and discharge payment in cash (in Dollars)																	8,000,000
Pogo Royalty [Member] | Seller Note [Member]
Stockholders’ Equity [Line Items]
Outstanding principal amount (in Dollars)																	$ 8,000,000
Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock outstandiing																5,235,131	17,918,226		10,323,205
Common stock, par value (in Dollars per share)																$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized																100,000,000	100,000,000		100,000,000
Exercised shares																			1,300,000
Shares issued	120,000											134,500
Exercise price (in Dollars per share)												$ 6.77
Issued fair value (in Dollars)												$ 910,565
Share-based compensation expense (in Dollars)																			$ 30,042
Recognized loss (in Dollars)																			$ 76,000
Cash (in Dollars)							$ 15,000
Warrant exercise price per share (in Dollars per share)																				$ 11.5	$ 11.5	$ 11.5	$ 11.5
Number of shares transferred or exchanged		500,000
Issued shares																5,235,131	17,918,226		10,323,205
General and administrative expenses (in Dollars)				$ 226,000
Class A Common Stock [Member] | OpCo Exchange Right [Member]
Stockholders’ Equity [Line Items]
Exercised shares																			1,300,000
Class A Common Stock [Member] | CEO [Member]
Stockholders’ Equity [Line Items]
Shares issued																			60,000
Common stock employee shares																			75,000
Class A Common Stock [Member] | Officer [Member]
Stockholders’ Equity [Line Items]
Shares issued																			27,963
Class A Common Stock [Member] | Board of Directors [Member]
Stockholders’ Equity [Line Items]
Common stock option of purchase																			235,000
Class A Common Stock [Member] | CFO [Member]
Stockholders’ Equity [Line Items]
Common stock employee shares																			50,000
Class A Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Share-based compensation expense (in Dollars)																			$ 2,778,991
Class A Common Stock [Member] | HNRA [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)												$ 0.0001
Common stock, shares authorized												100,000,000
Class A Common Stock [Member] | Convertible Notes [Member]
Stockholders’ Equity [Line Items]
Shares issued for conversion																	1,954,514
Conversion of convertible notes (in Dollars)																	$ 1,368,000
Class A Common Stock [Member] | Convertible Note [Member]
Stockholders’ Equity [Line Items]
Accrued interest (in Dollars)																	$ 10,888
Class A Common Stock [Member] | Pogo Royalty [Member]
Stockholders’ Equity [Line Items]
Shares issued																			200,000
Class A Common Stock [Member] | Founders [Member]
Stockholders’ Equity [Line Items]
Shares issued for services												134,500
Value issued for services (in Dollars)												$ 910,565
Class A Common Stock [Member] | Consultant [Member]
Stockholders’ Equity [Line Items]
Shares issued																	116,100		75,000
Share-based compensation expense (in Dollars)																	$ 45,000
Vesting period																			3 years
Class A Common Stock [Member] | White Lion [Member]
Stockholders’ Equity [Line Items]
Shares issued																			138,122
Class A Common Stock [Member] | MIPA [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)												$ 0.0001
Common stock, shares authorized												100,000,000
Class A Common Stock [Member] | Mr. Orr [Member]
Stockholders’ Equity [Line Items]
Shares issued				200,000
Outstanding accounts payable (in Dollars)				$ 75,000
Class A Common Stock [Member] | Consultant [Member]
Stockholders’ Equity [Line Items]
Shares issued																		100,000
Share-based compensation expense (in Dollars)																			$ 124,458
Sales value (in Dollars)	$ 60,000
Class A Common Stock [Member] | Pogo Royalty [Member]
Stockholders’ Equity [Line Items]
Shares issued																	3,000,000
Shares received																	200,000
Class B Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock outstandiing																1,800,000	0		500,000
Common stock, par value (in Dollars per share)																$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized																20,000,000	20,000,000		20,000,000
Exercised shares																	200,000		200,000
Sale of stock shares issued																	2,000,000		2,000,000
Issued shares																1,800,000	0		500,000
Class B Common Stock [Member] | HNRA [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)												$ 0.0001
Common stock, shares authorized												20,000,000
Class B Common Stock [Member] | MIPA [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)												$ 0.0001
Common stock, shares authorized												20,000,000
Class B Common Stock [Member] | OpCo Exchange Right [Member]
Stockholders’ Equity [Line Items]
Exercised shares																			1,300,000
Class B Common Stock [Member] | Pogo Royalty [Member]
Stockholders’ Equity [Line Items]
Shares issued																	500,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Sale of stock shares issued																	7,000,000		2,230,000
Common Stock [Member] | HNRA [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized												121,000,000
Preferred Stock [Member] | HNRA [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized												1,000,000
Preferred stock, per value (in Dollars per share)												$ 0.0001
Preferred Stock [Member] | MIPA [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized												1,000,000
Preferred stock, per value (in Dollars per share)												$ 0.0001
Non-Redeemable Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock outstandiing												3,006,250
Redeemable Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock outstandiing												4,509,403
OpCo Class B Units [Member]
Stockholders’ Equity [Line Items]
Exercised shares																	200,000		200,000
Class A Common Stock Issuances [Member]
Stockholders’ Equity [Line Items]
Share-based compensation expense (in Dollars)																			$ 36,200
Class A Common Stock Options [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																			$ 2.02
Class B Units [Member]
Stockholders’ Equity [Line Items]
Number of shares transferred or exchanged		500,000
Class B Units [Member] | OpCo Exchange Right [Member]
Stockholders’ Equity [Line Items]
Exercised shares																			1,300,000